Loans and Borrowings - Summary of Loans and Borrowings (Details) - USD ($)	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Loans and borrowings:
Total loans and borrowings	$ 14,692,156	$ 11,648,320	$ 11,312,959
Loans and borrowings	14,692,156	11,648,320	11,312,959
Promissory Note
Loans and borrowings:
Total loans and borrowings	14,481,024	$ 11,648,320	$ 11,312,959
Commercial Paper Two [Member]
Loans and borrowings:
Total loans and borrowings	$ 211,132